Accounts Receivable - Movements in Provision for Impairment of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
At beginning of the year	¥ 1,140	¥ 2,431	¥ 4,053
Provision for impairment of accounts receivable	396	426	226
Reversal of provision for impairment of accounts receivable	(110)	(76)	(1,604)
Receivables written off as uncollectible	(12)	(1,641)	(244)
At end of the year	¥ 1,414	¥ 1,140	¥ 2,431